UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/2011

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Large Cap Growth Fund

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Large Cap Growth Fund
February 28, 2011 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--13.0%
Avon Products	2,537	70,554
Ford Motor	2,601a	39,145
Hyatt Hotels, Cl. A	680a	31,110
Johnson Controls	1,452	59,242
Las Vegas Sands	1,005a	46,873
Lowe's	6,908	180,782
MasterCard, Cl. A	503	121,001
NIKE, Cl. B	639	56,890
Omnicom Group	1,572	80,015
Paychex	2,199	73,952
Polo Ralph Lauren	292	36,999
Staples	4,412	93,976
Visa, Cl. A	600	43,830
Walt Disney	1,773	77,550
		1,011,919
Consumer Staples--5.5%
Anheuser-Bush, ADR	332	18,602
Chipotle Mexican Grill	186a	45,570
Costco Wholesale	1,476	110,390
PepsiCo	2,490	157,916
Procter & Gamble	818	51,575
Yum! Brands	823	41,422
		425,475
Energy--8.3%
Chevron	770	79,887
Exxon Mobil	855	73,128
First Solar	465a	68,536
Halliburton	1,374	64,496
Occidental Petroleum	478	48,742
Schlumberger	1,982	185,158

Southwestern Energy	1,772a	69,959
Transocean	658a	55,687
		645,593
Financial--8.2%
Berkshire Hathaway, Cl. B	764a	66,682
CB Richard Ellis Group, Cl. A	4,165a	104,292
Charles Schwab	5,347	101,433
CIT Group	455a	19,711
CME Group	298	92,761
First American Financial	655	10,323
Goldman Sachs Group	102	16,706
JPMorgan Chase & Co.	1,255	58,596
Morgan Stanley	1,590	47,191
Northern Trust	1,065	54,922
Wells Fargo & Co.	2,122	68,456
		641,073
Health Care--7.6%
Baxter International	718	38,162
C.R. Bard	700	68,432
Gilead Sciences	1,171a	45,646
Illumina	361a	25,053
Intuitive Surgical	294a	96,417
Johnson & Johnson	1,918	117,842
St. Jude Medical	2,511	120,227
Teva Pharmaceutical Industries,
ADR	1,094	54,809
Vertex Pharmaceuticals	550a	25,668
		592,256
Industrial--7.2%
CNH Global	1,475a	71,464
Deere & Co.	626	56,434
FedEx	726	65,355
Goodrich	617	53,204
Parker Hannifin	529	47,176
Thermo Fisher Scientific	2,758a	153,951
Union Pacific	338	32,249
United Continential Holdings	3,552a	85,390

		565,223
Information Technology--32.3%
Altera	1,095	45,837
Amazon.com	709a	122,863
Apple	1169a	412,903
Applied Materials	3,930	64,570
ASML Holding (NY Shares)	1,686	73,510
Baidu, ADR	348a	42,164
Broadcom, Cl. A	2,324	95,795
Citrix Systems	949a	66,582
Corning	3,386	78,081
EMC	3,118a	84,841
Equinix	616a	53,247
Google, Cl. A	435a	266,830
Hewlett-Packard	1,167	50,916
Intel	5,388	115,680
Intuit	1,063a	55,892
KLA-Tencor	545	26,607
Lam Research	925a	50,783
Micron Technology	3,665a	40,791
Microsoft	4,171	110,865
NetApp	857a	44,273
Oracle	8,457	278,235
Rackspace Hosting	749a	27,646
Salesforce.com	1,020a	134,915
Texas Instruments	1,897	67,552
VMware, Cl. A	393a	32,873
Xilinx	2,414	80,265
		2,524,516

Materials--7.1%
Cameco	1,938	78,954
Cliffs Natural Resources	279	27,083
E.I. du Pont de Nemours & Co.	935	51,303
Freeport-McMoRan Copper & Gold	1,218	64,493
Ivanhoe Mines	2,933a	82,857
Monsanto	985	70,812
Praxair	1304	129,592
Precision Castparts	346	49,046
		554,140
Telecommunications--8.9%
American Tower, Cl. A	3,851a	207,800
Crown Castle International	1,975a	83,246
Juniper Networks	1,160a	51,040
Polycom	510a	24,378
QUALCOMM	5,484	326,736
		693,200

Total Investments (cost $6,215,844)	98.1%	7,653,395
Cash and Receivables (Net)	1.9%	150,976
Net Assets	100.0%	7,804,371

ADR - American Depository Receipts
a Non-income producing security.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $6,215,844.

Net unrealized appreciation on investments was $1,437,551 of which $1,448,635 related to appreciated investment securities and $11,084 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	32.3
Consumer Discretionary	13.0
Telecommunications	8.9
Energy	8.3
Financial	8.2
Health Care	7.6
Industrial	7.2

Materials	7.1
Consumer Staples	5.5
98.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	7,302,499	-	-	7,302,499
Equity Securities - Foreign+	350,896	-	-	350,896

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2011 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Consumer Discretionary--13.1%
Allegiant Travel	7,280	300,446
BJ's Restaurants	7,978a	286,809
Capella Education	6,275a	361,879
Cheesecake Factory	25,330a	735,583
China Yuchai International	4,990	138,472
Constant Contact	5,405a	156,367
CROCS	25,615a	452,105
Dick's Sporting Goods	10,590a	393,313
DTS	10,690a	484,791
FactSet Research Systems	4,175	437,874
G-III Apparel Group	4,140a	162,785
Grand Canyon Education	31,841a	512,003
Greenbrier Cos.	9,630a	240,557
hhgregg	16,035a	237,959
Hibbett Sports	14,965a	470,051
K12	11,880a	399,643
LKQ	50,265a	1,194,297
Lululemon Athletica	1,692a	131,282
Mobile Mini	15,160a	344,738
MWI Veterinary Supply	6,880a	476,234
ReachLocal	6,405	121,951
Rentrak	8,090a	213,819
Tesla Motors	22,367	534,348
Titan International	3,883	93,270
Ulta Salon, Cosmetics & Fragrance	30,621a	1,277,814
Vera Bradley	12,302	422,574
Westport Innovations	3,565a	65,489
WMS Industries	10,740a	427,345
Wright Express	3,600a	183,600
		11,257,398
Consumer Staples--3.0%
Diamond Foods	5,365	273,347
Fresh Market	9,184	374,707

Green Mountain Coffee Roasters	3,913a	159,572
Panera Bread, Cl. A	3,395a	396,366
TreeHouse Foods	7,785a	406,143
United Natural Foods	22,265a	945,149
		2,555,284
Energy--3.3%
Brigham Exploration	20,655a	755,560
Dril-Quip	5,375a	412,263
Hornbeck Offshore Services	3,355a	95,316
Northern Oil and Gas	6,700a	212,859
Rosetta Resources	9,960a	451,785
SM Energy	8,530	618,169
Whiting Petroleum	3,825a	249,925
		2,795,877
Financial--4.0%
Affiliated Managers Group	4,130a	440,877
Cass Information Systems	11,630	454,152
Eaton Vance	9,265	289,994
Financial Engines	33,011	805,799
Piper Jaffray	3,890a	160,073
Portfolio Recovery Associates	11,205a	933,937
Strategic Hotels & Resorts	49,568a	322,192
		3,407,024
Health Care--13.9%
Abaxis	19,370a	513,692
AngioDynamics	37,870a	636,973
Bio-Reference Labs	19,125a	400,095
Cepheid	84,852a	2,249,426
Dexcom	16,391a	239,800
Haemonetics	6,410a	395,176
Healthcare Services Group	11,035	196,092
HeartWare International	5,330a	448,146
IDEXX Laboratories	4,480a	348,096
Incyte	4,718a	64,542
Insulet	10,080a	178,416
IPC The Hospitalist	12,665a	516,732
Mako Surgical	16,131a	332,299
Masimo	9,715	292,810
Mednax	13,380a	868,763
MEDTOX Scientific	10,375	157,077

Neogen	37,780a	1,412,594
NxStage Medical	31,682a	653,600
Pharmasset	4,170a	208,500
Salix Pharmaceuticals	3,965a	132,193
SXC Health Solutions	11,195a	552,473
Techne	13,500	967,815
USANA Health Sciences	4,500a	156,690
		11,922,000
Industrial--17.9%
Acuity Brands	9,925	560,961
Aerovironment	10,640a	308,666
Beacon Roofing Supply	32,785a	695,370
Chemed	18,075	1,182,828
Cognex	10,394	290,097
CoStar Group	7,430a	421,058
Donaldson	7,230	407,049
Echo Global Logistics	11,500a	135,930
Esterline Technologies	6,215a	444,808
Forrester Research	15,455	559,162
Forward Air	12,195	361,338
FreightCar America	5,158a	145,043
Genesee & Wyoming, Cl. A	11,705a	609,713
Hexcel	28,538a	529,380
HMS Holdings	7,635a	576,901
iRobot	13,329a	382,809
Marten Transport	17,140	365,939
MAXIMUS	10,270	759,980
Middleby	8,029a	719,961
Monro Muffler Brake	18,322	598,763
Polypore International	14,006a	818,511
Resources Connection	32,265	622,392
Ritchie Brothers Auctioneers	38,139	972,545
Rollins	63,685	1,249,500
SuccessFactors	25,929a	931,110
Triumph Group	4,356	377,186
Universal Technical Institute	10,375	190,900
US Airways Group	17,819a	153,422
		15,371,322
Information Technology--32.3%
Allscripts Healthcare Solutions	33,920a	724,192

ANSYS	13,680a	770,458
athenahealth	7,784a	352,927
Badger Meter	8,610	338,459
Blackboard	9,875a	345,724
Bottomline Technologies	20,770a	459,225
Cabot Microelectronics	15,055a	734,985
Concur Technologies	16,200a	842,886
Constant Contact	25,370a	733,954
Cymer	2,820a	142,692
DealerTrack Holdings	22,610a	456,270
Digi International	53,030a	587,042
Digital River	9,365a	314,477
Echelon	44,370a	388,681
FARO Technologies	11,775a	419,779
Fortinet	11,387a	465,045
Gentex	45,330	1,372,592
Guidance Software	25,010a	191,327
Innerworkings	48,625a	397,266
Inphi	6,955a	166,850
Integrated Device Technology	6,415a	49,716
Interactive Intelligence	17,425a	599,594
Intralinks Holdings	11,345a	319,816
Lattice Semiconductor	20,270a	134,593
LivePerson	15,755a	158,023
Medidata Solutions	10,730a	278,014
Mellanox Technologies	14,159a	372,382
Nanometrics	19,208a	346,128
Napco Security Technologies	6,895a	16,203
National Instruments	43,073	1,340,847
NetLogic Microsystems	7,014a	290,309
NetSuite	29,115a	873,741
OpenTable	2,905a	258,167
Opnet Technologies	16,173	551,176
Parexel International	16,750a	393,123
Pegasystems	9,725	391,723
Power Integrations	17,650	703,176
QLIK Technologies	10,735	280,828
Quality Systems	11,155	891,285
Rackspace Hosting	18,464a	681,506
Riverbed Technology	18,600a	767,994

Semtech	39,380a	932,518
STEC	19,850a	405,536
Stratasys	25,529a	1,158,506
Telvent GIT	12,095	349,666
Teradyne	27,377a	510,034
Tyler Technologies	20,665a	457,110
Ultimate Software Group	46,561a	2,488,220
Ultratech	19,650a	485,748
Veeco Instruments	9,360a	445,349
Verint Systems	18,690a	642,562
		27,778,424
Materials--3.2%
Balchem	18,700	673,200
CIRCOR International	8,145	322,949
Entree Gold	36,996a	113,208
Ferro	17,016a	270,895
Kaydon	11,260	441,842
Landec	34,025a	209,254
RBC Bearings	11,045a	399,719
Rockwood Holdings	6,917a	321,986
		2,753,053
Telecommunications--5.8%
Acme Packet	9,975a	750,519
Aruba Networks	18,328a	558,088
Ceragon Networks	4,560a	56,681
Finisar	22,445a	920,694
IPG Photonics	26,533a	1,510,258
Logmein	14,508a	520,692
SAVVIS	20,805a	675,954
		4,992,886
Utilities--.3%
EnerNOC	12,550a	241,964
Total Investments (cost $74,830,059)	96.8%	83,075,232
Cash and Receivables (Net)	3.2%	2,766,311
Net Assets	100.0%	85,841,543

a	Non-income producing security.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $74,830,059. Net unrealized appreciation on investments was $8,245,173 of which $9,155,919 related to appreciated investment securities and $910,746 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	32.3
Industrial	17.9
Health Care	13.9
Consumer Discretionary	13.1
Telecommunications	5.8
Financial	4.0
Energy	3.3
Materials	3.2
Consumer Staples	3.0
Utilities	.3
96.8

† Based on net assets.

100-441-41

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	81,247,889	-	-	81,247,889
Equity Securities - Foreign+	1,827,343	-	-	1,827,343

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date: April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)